Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Restricted Net Assets [Line Items]
Percentage of annual after tax profit to general reserve	10.00%	10.00%
Percentage of registered capital	50.00%	50.00%
Aggregate amount of paid-in capital and additional paid-in capital	¥ 862,978	$ 120,467	¥ 818,712
PRC [Member]
Restricted Net Assets [Line Items]
Percentage of annual after tax profit to general reserve	10.00%	10.00%
Percentage of registered capital	50.00%	50.00%